STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 144,959,385
Interest and dividends	24,464,866
Total investment income	169,424,251
Interest income on notes receivable from participants	1,749,763
Contributions:
Participants	60,465,727
Employer	35,289,404
Rollover	4,736,963
Total contributions	100,492,094
Total additions	271,666,108
Deductions
Benefits paid to participants	95,370,355
Administrative expenses	330,896
Total deductions	95,701,251
Net increase in net assets available for benefits	175,964,857
Net assets available for benefits:
Beginning of year	1,007,962,866
End of year	$ 1,183,927,723